UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Class A Ordinary Shares [Member] CNY (¥) shares	Class B Ordinary Shares [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2023	¥ 42,318		¥ 286,296,970	¥ 3,052,776	¥ (146,909,851)	¥ (1,365,466)	¥ 86,196	$ 19,936,316	¥ 141,202,943
Beginning balance, shares at Dec. 31, 2023	7,426
Net income					(120,723,489)		(1,013,074)	(17,133,446)	(121,736,563)
Disposal of subsidiaries				(500,000)	500,000
Issuance of common stock to employees	¥ 255		952,300					134,280	952,555
Issuance of common stock to employees, shares	45
Shares converted from convertible promissory note	¥ 741,183		699,511,209					98,256,000	700,252,392
Shares converted from convertible promissory note, shares	130,346
Foreign currency translation						106,728		(56,869)	106,728
Ending balance, value at Jun. 30, 2024	¥ 783,756		986,760,479	2,552,776	(267,133,340)	(1,258,738)	(926,878)	101,136,281	720,778,055
Ending balance, shares at Jun. 30, 2024	137,817
Beginning balance, value at Dec. 31, 2024	¥ 7,835,503		1,783,988,461	2,564,446	(209,744,309)	(832,436)	(823,251)	220,214,292	1,582,988,414
Beginning balance, shares at Dec. 31, 2024	1,362,583
Net income					237,871,882		249,902	33,147,512	238,121,784
Shares converted from convertible promissory note	¥ 73,331,166	¥ 2,290,752	978,124,002					147,200,000	1,053,745,920
Shares converted from convertible promissory note, shares	12,804,733	400,000
Foreign currency translation						(7,144,180)		34,951	(7,144,180)
Ending balance, value at Jun. 30, 2025	¥ 81,166,669	¥ 2,290,752	¥ 2,762,112,463	¥ 2,564,446	¥ 28,127,573	¥ (7,976,616)	¥ (573,349)	$ 400,596,755	¥ 2,867,711,938
Ending balance, shares at Jun. 30, 2025	14,167,316	400,000